Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Common stock, par value in dollars	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	25,632,144	25,250,001	25,250,001
Common stock, shares outstanding	25,632,144	25,250,001	25,250,001
Convertible note, net of debt discount		$ 164,421	$ 0